Loans and financing (Tables)	12 Months Ended
Dec. 31, 2019
Loans and financing
Schedule of loans and financing

	Interest rate	Maturity	2019
Bank loan	100% CDI + 0.7% pa	October/2020	98,561

Summary of movement in loans and financing

2019
Balance at beginning of the year	—
Additions	100,000
Business combination	548
Loan cost	(2,426)
Interest expense	1,002
Payment of loans and financing	(563)
Balance at end of year	98,561